Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Merrimack Street Trust
Prospectus Date	rr_ProspectusDate	Jun. 11, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2018